Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended			25 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May. 31, 2016 USD ($)
Amortization expense		$ 1,283,000	$ 1,919,000	$ 1,898,000
Accumulated amortization	$ 3,825,000	$ 3,825,000	$ 4,451,000
Initial management agreement with the Manager | VLCC
Daily fee					$ 9,500
Adjustment of daily rate expense					5.00%
Management agreement with the Manager | VLCC
Daily fee	$ 9,500
Maximum
Interval between vessel drydocking special survey		60
Minimum
Interval between vessel drydocking special survey		30